Lease liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Summary of non-current and current portion of the lease liabilities

The non-current and current portion of the lease liabilities as at December 31, 2020 and 2019 is as follows:

	31/12/20	31/12/19
Non-current portion of the lease liabilities	43,137	46,053
Current portion of the lease liabilities	10,456	11,314
Total	53,593	57,367

Summary of Changes in Carrying Amount of Lease Liabilities

Changes in the carrying amount of the lease liabilities for the year ended December 31, 2020 and 2019 are reported in the following tables.

	31/12/20	31/12/19
Balance at beginning of year	57,367	56,758
Additions for new leases	10,083	11,544
Interest expenses	2,589	2,291
Lease payments	(12,496)	(14,251)
Disposal of leases	(260)	—
Adjustments due to remeasurements	850	—
Adjustments due to modifications	(327)	—
Covid-19 rent concessions	(1,799)	—
Effect of translation adjustments	(2,414)	1,025
Balance at end of year	53,593	57,367

Summary of Maturity Analysis of Contractual Undiscounted Cash Flows of Lease Liabilities

The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2020 and 2019 are reported in the tables below.

	31/12/20	31/12/19
Less than one year	13,039	13,928
One to five years	35,461	36,540
More than five years	14,154	17,760
Total undiscounted lease liabilities	62,654	68,228